NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
General Information About Financial Statements [Abstract]
Disclosure of estimated useful lives, residual values and depreciation methods	The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Depreciation rate/period
Buildings and improvements	Declining balance/Straight-line	2.5% to 10%/3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20% to 35%/2 to 15 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3500 hours

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4
Additions	29.4	14.5	15.5	1.6	211.2	272.2
Business combinations (Note 2)	52.1	18.7	21.5	2.1	2.1	96.5
Disposals	(2.2)	(0.4)	(0.1)	(1.1)	—	(3.8)
Depreciation	(21.4)	(101.1)	(19.3)	(5.2)	—	(147.0)
Impairment	(13.8)	(10.5)	—	—	—	(24.3)
Purchase of assets under lease (Note 14)	—	21.7	—	—	—	21.7
Transfers and others	1.1	97.6	1.1	(1.0)	(95.5)	3.3
Foreign currency exchange differences	(7.2)	(48.5)	(0.8)	(1.0)	(1.2)	(58.7)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3
Additions	34.6	20.1	16.7	0.2	197.2	268.8
Disposals	(3.6)	(3.2)	(0.1)	(0.6)	—	(7.5)
Depreciation	(23.3)	(113.2)	(21.2)	(5.4)	—	(163.1)
(Impairment) reversal – net	—	2.1	(0.1)	(0.3)	—	1.7
Purchase of assets under lease (Note 14)	—	34.6	—	—	—	34.6
Transfers and others	27.6	208.8	(5.5)	6.0	(231.5)	5.4
Foreign currency exchange differences	13.7	88.6	3.1	5.1	7.4	117.9
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$561.9	$2,180.7	$209.2	$89.4	$256.4	$3,297.6
Accumulated depreciation and impairment	(241.8)	(765.6)	(143.0)	(17.9)	—	(1,168.3)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3
Cost	$623.9	$2,558.1	$208.9	$103.1	$229.5	$3,723.5
Accumulated depreciation and impairment	(254.8)	(905.2)	(149.8)	(26.6)	—	(1,336.4)
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1

Disclosure of depreciation methods, residual values and depreciation methods	The depreciation periods, residual values (only applicable when it is reasonably certain that the Company will obtain ownership by the end of the lease term) and depreciation methods are as follows:

	Method	Depreciation period
Buildings and land	Straight-line	Not exceeding 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Straight-line	Not exceeding 7 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3500 hours

Disclosure of amortization using the straight-line method for all intangible assets over their estimated useful lives
Amortization is calculated using the straight-line method for all intangible assets over their estimated useful lives as follows:

Amortization period
Capitalized development costs	3 to 10 years
Customer relationships	3 to 20 years
Licenses	3 to 20 years
Technology, software and ERP	3 to 12 years
Other intangible assets	2 to 40 years